Offerings - Offering: 1	Apr. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	31,730,651
Proposed Maximum Offering Price per Unit	0.26524705
Maximum Aggregate Offering Price	$ 8,416,461.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,162.31